Stock-Based Compensation Plans - PSU Plans (Narrative) (Details) - PSUs	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Unit with underlying value equivalent to common shares	1
Volume weighted average share price (period)	5 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout percentage	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout percentage	200.00%